Property, plant and equipment	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about property, plant and equipment [abstract]
Property, plant and equipment	Property, plant and equipment
Accounting for property, plant and equipment
Property, plant and equipment is stated at cost, which includes direct and incremental acquisition costs less accumulated depreciation and provisions for impairment, if required. Subsequent costs are capitalised if these result in enhancement of the asset.
Depreciation is provided on the depreciable amount of items of property, plant and equipment on a straight-line basis over their estimated useful economic lives. Depreciation rates, methods and the residual values underlying the calculation of depreciation of items of property, plant and equipment are kept under review to take account of any change in circumstances including consideration on future Climate and
Sustainability investments.
The Barclays Bank Group and Barclays Bank PLC use the following annual rates in calculating depreciation:

Annual rates in calculating depreciation	Depreciation rate
Freehold land	Not depreciated
Freehold buildings	2%-3.3%
Leasehold property	Over the remaining life of the lease
Costs of adaptation of freehold and leasehold property	6%-10%
Equipment installed in freehold and leasehold property	6%-10%
Computers and similar equipment	17%-33%
Fixtures and fittings and other equipment	9%-20%
Costs of adaptation and installed equipment are depreciated over the shorter of the life of the lease or the depreciation rates noted in the table above.
Investment property
The Barclays Bank Group and Barclays Bank PLC initially recognises investment property at cost, and subsequently at fair value at each balance sheet date, reflecting market conditions at the reporting date. Gains and losses on remeasurement are included in the income statement.

	Barclays Bank Group
	Investment property	Property	Equipment	Right of use assets[1]	Total
	£m	£m	£m	£m	£m
Cost
As at 1 January 2024	2	1,540	942	803	3,287
Additions	9	70	58	12	149
Disposals[2]	(2)	(14)	(47)	(9)	(72)
Exchange and other movements[3]	—	28	(15)	237	250
As at 31 December 2024	9	1,624	938	1,043	3,614
Accumulated depreciation and impairment
As at 1 January 2024	—	(778)	(690)	(557)	(2,025)
Depreciation charge	—	(42)	(73)	(51)	(166)
Impairment charge	—	—	—	—	—
Disposals[2]	—	14	40	9	63
Exchange and other movements[3]	—	(7)	(2)	69	60
As at 31 December 2024	—	(813)	(725)	(530)	(2,068)
Net book value	9	811	213	513	1,546
Cost
As at 1 January 2023	5	1,624	1,039	781	3,449
Additions	—	18	85	9	112
Disposals[2]	(3)	(12)	(186)	(3)	(204)
Exchange and other movements	—	(90)	4	16	(70)
As at 31 December 2023	2	1,540	942	803	3,287
Accumulated depreciation and impairment
As at 1 January 2023	—	(782)	(775)	(513)	(2,070)
Depreciation charge	—	(47)	(78)	(52)	(177)
Impairment charge	—	—	—	(13)	(13)
Disposals[2]	—	9	185	3	197
Exchange and other movements	—	42	(22)	18	38
As at 31 December 2023	—	(778)	(690)	(557)	(2,025)
Net book value	2	762	252	246	1,262
Notes
1Right of use (ROU) asset balances relate to Property Leases accounted in accordance with IFRS 16. Refer to Note 19 for further details.
2Disposals pertain to fully depreciated assets which are not in use.
3      Exchange and other movements in Right of use (ROU) asset balances include modification related to a lease extension by ~91 years.
Property rentals of £8m (2023: £8m) have been included in other income within the Barclays Bank Group.
The fair value of investment property is determined by reference to current market prices for similar properties, adjusted as necessary for condition and location, or by reference to recent transactions updated to reflect current economic conditions. Discounted cash flow techniques may be employed to calculate fair value where there have been no recent transactions, using current external market inputs such as market rents and interest rates. Valuations are carried out by management with the support of appropriately qualified independent valuers.